Stock Warrants (Tables)	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
Summary of Warrants

The Company has the following warrants as of December 31, 2017 and 2016 are presented below:

			Weighted-
		Weighted-	Average
		Average	Remaining	Aggregate
		Exercise	Contractual	Intrinsic
	Warrants	Price	Life (Years)	Value

Outstanding at December 31, 2015	10,967,879	$0.12	3.57	$-
Granted	7,487,385	0.08	-	-
Forfeited		-	-	-
Exercised	-	-	-	-
Outstanding at December 31, 2016	18,455,264	$0.10	2.62	$-
Granted	9,981,149	0.19	-	-
Forfeited	-	-	-	-
Exercised	-	-	-	-
Outstanding at December 31, 2017	28,436,413	$0.13	2.79	$457,530

Vested December 31, 2017	28,436,413			$457,530

Exercisable at December 31, 2017	28,436,413			$457,530